Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive equity securities	159,830,830	134,212,426
Stock Options
Anti-dilutive equity securities	31,703,385	21,593,385
Warrant
Anti-dilutive equity securities	104,014,927	97,977,851
Convertible Promissory Notes
Anti-dilutive equity securities	24,112,518	14,641,190